Financial risk management - Capital risk management (Details)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Financial Instruments [Abstract]
Retained cash flow ratio	9.40%	9.70%
Gearing ratio	66.00%	64.00%
Interest cover ratio	4.4	4.4